Restatement (Tables)	12 Months Ended
Dec. 31, 2017
Restatement of Prior Year Income [Abstract]
Schedule of consolidated financial statements

	At December 31, 2017		At December 31, 2016
Restated Consolidated Balance Sheet:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Other assets	$2,948	$2,700	$2,487	$2,359
Total assets	$314,630	$314,382	$273,721	$273,593
Other liabilities	$1,344	$1,259	$1,797	$1,753
Total liabilities	$283,411	$283,326	$241,862	$241,818
Retained earnings	$16,240	$16,077	$15,923	$15,839
Total stockholders’ equity	$31,219	$31,056	$31,859	$31,775
Total liabilities and stockholders’ equity	$314,630	$314,382	$273,721	$273,593

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Income:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands, except per share data)
Mortgage fees and taxes	$144	$264	$(127)	$-
Total other expenses	$10,521	$10,641	$9,370	$9,497
Income before income taxes	$738	$618	$1,266	$1,139
Provision for income taxes	$448	$407	$328	$285
Net income	$290	$211	$938	$854
Earnings per share – basic and diluted	$0.15	$0.11	$0.49	$0.45

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Comprehensive Income:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income	$290	$211	$938	$854
Comprehensive income	$210	$131	$1,065	$981

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Stockholders’ Equity:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Balance, beginning of period	$31,859	$31,775	$21,760	$21,760
Increase attributable to net income	$290	$211	$938	$854
Balance, end of period	$31,219	$31,056	$31,859	$31,775

	For the Year Ended
	December 31, 2017		December 31, 2016
Restated Consolidated Statements of Cash Flows:	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income	$290	$211	$938	$854
Increase in other assets	$(461)	$(341)	$(900)	$(772)
Increase (decrease) in other liabilities	$(585)	$(626)	$675	$631

	At March 31, 2017		At June 30, 2017		At September 30, 2017
Restated Consolidated Balance Sheet:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Other assets	$2,679	$2,527	$2,861	$2,684	$3,165	$2,953
Total assets	$286,285	$286,133	$291,099	$290,922	$304,584	$304,372
Other liabilities	$1,354	$1,302	$1,366	$1,305	$1,520	$1,448
Total liabilities	$254,392	$254,340	$258,944	$258,883	$273,271	$273,199
Retained earnings	$15,934	$15,834	$16,174	$16,058	$16,376	$16,236
Total stockholders’ equity	$31,893	$31,793	$32,155	$32,039	$31,313	$31,173
Total liabilities and stockholders’ equity	$286,285	$286,133	$291,099	$290,922	$304,584	$304,372

	For the Quarter Ended
	March 31, 2017		June 30, 2017		September 30, 2017
Restated Consolidated Statements of Income:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands, except per share data)
Mortgage fees and taxes	$24	$48	$47	$72	$43	$78
Total other expenses	$2,496	$2,520	$2,593	$2,618	$2,677	$2,712
Income (loss) before income taxes	$(17)	$(41)	$332	$307	$312	$277
Provision (benefit) for income taxes	$(28)	$(36)	$92	$83	$110	$98
Net income (loss)	$11	$(5)	$240	$224	$202	$179
Earnings per share – basic and diluted	$0.01	$0.00	$0.13	$0.12	$0.11	$0.10

	For the Quarter Ended
	March 31, 2017		June 30, 2017		September 30, 2017
Restated Consolidated Statements of Comprehensive Income (Loss):	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income (loss)	$11	$(5)	$240	$224	$202	$179
Comprehensive income	$21	$5	$249	$233	$197	$174

	At March 31, 2017		At June 30, 2017		At September 30, 2017
Restated Consolidated Statements of Stockholders’ Equity:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Balance, beginning of period	$31,859	$31,775	$31,859	$31,775	$31,859	$31,775
Increase (decrease) attributable to net income (loss)	$11	$(5)	$251	$219	$453	$398
Balance, end of period	$31,893	$31,793	$32,155	$32,039	$31,313	$31,173

	For the Period Ended:
	March 31, 2017		June 30, 2017		September 30, 2017
Restated Consolidated Statements of Cash Flows:	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated
	(Dollars in Thousands)
Net income (loss)	$11	$(5)	$251	$219	$453	$398
Increase in other assets	$(192)	$(168)	$(375)	$(326)	$(677)	$(594)
Decrease in other liabilities	$(410)	$(418)	$(398)	$(415)	$(186)	$(214)